Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets

The following is a summary of intangible assets, net:

	As of December 31,
	2014	2015
	US$	US$
Domain names and trademarks	504	252,892
Technology	—	33,120
Customer relationship	—	3,945
Total	504	289,957
Less: Accumulated amortization	(44)	(18,500)
Net book value	460	271,457

Schedule of Estimated Future Amortization Expense of Intangible Assets

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

Amounts
US$
For the year ending December 31, 2015
2016	35,586
2017	34,523
2018	34,122
2019	33,653
2020	26,825
Thereafter	106,748
Total	271,457